                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                               --------------------

Check here if Amendment [ ]; Amendment Number: ____________________
This Amendment:  (Check only one:):   [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Bill & Melinda Gates Foundation
          ----------------------------------
Address:   2365 Carillon Point
          ----------------------------------
           Kirkland, WA 98033
          ----------------------------------

Form 13F File number: 28-10098
                      ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
          ----------------------------------
Title:     Authorized Agent
          ----------------------------------
Phone:     (425) 889-7900
          ----------------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                 Kirkland, Washington     November 13, 2003
------------------------------    ----------------------   -------------------
                [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          -
Form 13F Information Table Entry Value:   39
                                          --
Form 13F Information Table Value Total:   $2,920,394
                                          ----------
                                          (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1          28-05147                  Michael Larson



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                   FORM 13F INFORMATION TABLE*
                      As of September, 2003

--------------------------- ---------------- ---------  --------  --------- ----- ------------ ---------- ------ ----------- -----
                                                                  AMOUNT AND TYPE
                                                                    OF SECURITY
                                                                  ---------------                            VOTING AUTHORITY
                                                         VALUE    SHRS/PRN   SH/   INVESTMENT    OTHER    ------------------------
     NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x1000)    AMOUNT    PRN   DISCRETION   MANAGERS   SOLE    SHARED    NONE
--------------------------- ---------------- ---------  --------  --------- ----- ------------ ---------- ------  ---------  -----
ABBOTT LABORATORIES                COM       002824100  $107,013  2,515,000   SH      OTHER         1             2,515,000
AUTONATION, INC                    COM       05329W102   $16,663    950,000   SH      OTHER         1               950,000
BAXTER INTERNATIONAL INC           COM       071813109   $72,650  2,500,000   SH      OTHER         1             2,500,000
BP PLC                        SPONSORED ADR  055622104  $117,880  2,800,000   SH      OTHER         1             2,800,000
BRISTOL-MYERS SQUIBB CO            COM       110122108   $23,774    926,500   SH      OTHER         1               926,500
CANADIAN NATIONAL
 RAILWAY CO                        COM       136375102   $31,212    600,000   SH      OTHER         1               600,000
CARDINAL HEALTH INC                COM       14149Y108   $38,245    655,000   SH      OTHER         1               655,000
COCA COLA CO                       COM       191216100   $21,480    500,000   SH      OTHER         1               500,000
COSTCO WHOLESALE CORP              COM       22160K105  $119,928  3,850,000   SH      OTHER         1             3,850,000
COX COMMUNICATIONS, INC            COM       224044107  $296,466  9,375,900   SH      OTHER         1             9,375,900
CSX CORP                           COM       126408103   $30,713  1,050,000   SH      OTHER         1             1,050,000
DUKE ENERGY CORP                   COM       264399106   $80,145  4,500,000   SH      OTHER         1             4,500,000
EXPEDITORS INTL WASH INC           COM       302130109   $17,166    499,000   SH      OTHER         1               499,000
EXTENDED STAY AMERICA INC          COM       30224P101    $2,986    200,000   SH      OTHER         1               200,000
EXXON MOBIL CORP                   COM       30231G102   $80,520  2,200,000   SH      OTHER         1             2,200,000
FOUR SEASONS HOTELS INC         LTD VTG SH   35100E104  $102,519  2,058,200   SH      OTHER         1             2,058,200
GREATER CHINA FUND                 COM       39167B102    $7,022    510,700   SH      OTHER         1               510,700
GRUPO TELEVISA, S.A.          SPONSORED ADR  40049J206   $54,424  1,487,400   SH      OTHER         1             1,487,400
HOME DEPOT INC                     COM       437076102   $50,960  1,600,000   SH      OTHER         1             1,600,000
JOHNSON & JOHNSON                  COM       478160104   $71,036  1,434,500   SH      OTHER         1             1,434,500
LILLY (ELI) & CO                   COM       532457108   $78,646  1,324,000   SH      OTHER         1             1,324,000
MEDCO HEALTH SOLUTIONS INC         COM       58405U102   $10,695    412,452   SH      OTHER         1               412,452
MERCK & CO                         COM       589331107  $173,120  3,420,000   SH      OTHER         1             3,420,000
MORGAN STANLEY INDIA INVEST        COM       61745C105    $8,244    541,321   SH      OTHER         1               541,321
PFIZER INC                         COM       717081103  $116,772  3,843,700   SH      OTHER         1             3,843,700
REPUBLIC SERVICES INC              COM       760759100   $19,244    850,000   SH      OTHER         1               850,000
S & P DEPOSITARY RECEIPTS       UNIT SER 1   78462F103  $630,085  6,304,000   SH      OTHER         1             6,304,000
SAFFRON FUND INC                   COM       78657R102    $2,192    276,100   SH      OTHER         1               276,100
SCHERING PLOUGH CORP               COM       806605101   $33,985  2,230,000   SH      OTHER         1             2,230,000
SCHOLASTIC CORP                    COM       807066105   $28,790  1,000,000   SH      OTHER         1             1,000,000
SHAW COMMUNICATIONS INC         CL B CONV    82028K200    $1,216    100,000   SH      OTHER         1               100,000
SONY CORP                     SPONSORED ADR  835699307   $69,600  2,000,000   SH      OTHER         1             2,000,000
TENET HEALTHCARE CORP              COM       88033G100   $52,852  3,650,000   SH      OTHER         1             3,650,000
UNITED PARCEL SERVICE            CL B COM    911312106   $31,900    500,000   SH      OTHER         1               500,000
UNIVISION
 COMMUNICATIONS INC              CL A COM    914906102    $3,193    100,000   SH      OTHER         1               100,000
UNOCAL CORP                        COM       915289102   $15,760    500,000   SH      OTHER         1               500,000
WALT DISNEY CO                     COM       254687106   $42,357  2,100,000   SH      OTHER         1             2,100,000
WASTE MANAGEMENT INC               COM       94106L109  $140,925  5,385,000   SH      OTHER         1             5,385,000
WYETH                              COM       983024100  $118,016  2,560,000   SH      OTHER         1             2,560,000


*The Reporting Manager's Form 13F for the quarter ended June 30, 2003, included certain securities that were not then and are not currently on the Official List of section 13(f) securities (the "Official List") published by the Securities and Exchange Commission. Since only securities that are on the Official List are required to be reported on Form 13F, the Reporting Person has omitted from this Information Table securities that are not on the Official List, even if such securities were listed on a prior Form 13F filed by the Reporting Manager.